GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL [Abstract]
Schedule of Goodwill
Total

As of January 1, 2024	$11,090
Foreign currency translation adjustments	(730)

As of December 31, 2024	10,360
Foreign currency translation adjustments	490

As of December 31, 2025	$10,850